Sep. 21, 2021
City National Rochdale Dividend & Income Fund

CITY NATIONAL ROCHDALE FUNDS

DIVIDEND & INCOME FUND

Class N (RIMHX)

Supplement dated September 21, 2021, to the

Summary Prospectus dated January 31, 2021, and the

Statutory Prospectus dated January 31, 2021, each as amended and restated June 14, 2021

Effective October 1, 2021, the Fund’s name will change to City National Rochdale Equity Income Fund, the Fund’s primary benchmark will change, and certain changes will be made to the Fund’s investment program, as set forth below.

Effective October 1, 2021, the investment goal on page 2 of the Summary Prospectus and on page 48 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

The City National Rochdale Equity Income Fund (the “Equity Income Fund” or the “Fund”) seeks to provide significant income and long-term capital appreciation.

Effective October 1, 2021, the first paragraph under “Principal Investment Strategies” on page 2 of the Summary Prospectus and on page 48 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Under normal market conditions, at least 80% of the Equity Income Fund’s net assets (plus any borrowings for investment purposes) consists of equity securities. The Equity Income Fund invests primarily in income-generating securities, principally comprised of dividend-paying equity securities. Generally, the Fund’s investments in dividend-paying equity securities consist of common stocks, preferred stocks and shares of beneficial interest of real estate investment trusts (“REITs”). The Fund seeks to create a portfolio of securities with an income yield greater than the dividend yield of the S&P 500 Index. The Fund may invest in securities of companies of any market capitalization. The Fund’s equity investments consist primarily of securities of U.S. companies.

Effective October 1, 2021, the first paragraph under “Performance” on page 4 of the Summary Prospectus and on page 50 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

The Fund’s predecessor, the Rochdale Dividend & Income Portfolio, commenced operations on June 1, 1999, as a series of Rochdale Investment Trust, a Delaware statutory trust (the “Predecessor Fund”). The Fund commenced operations on March 29, 2013, and offered shares of the Fund for public sale on April 1, 2013, after the reorganization of the Predecessor Fund into the City National Rochdale Dividend & Income Fund (the “Dividend & Income Fund”). The Dividend & Income Fund adopted an investment objective and investment strategies and policies identical to those of the Predecessor Fund. The Dividend & Income Fund changed its name to the Equity Income Fund effective October 1, 2021. In accordance with regulatory requirements, effective as of the same date, the Fund adopted a policy that under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) consists of equity securities. The adoption of this policy did not result in any material changes to the Fund's investment program.

Effective October 1, 2021, the table under “Performance” on page 5 of the Summary Prospectus and on page 51 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

This table shows the average annual total returns of each class of the Equity Income Fund for the periods ended December 31, 2020. The table also shows how the Fund’s performance compares with the returns of indices comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2020)	One Year	Five Years	Ten Years
Class N(1)
Return Before Taxes	-7.33%	5.29%	7.47%
Return After Taxes on Distributions	-7.83%	4.27%	6.45%
Return After Taxes on Distributions and Sale of Fund Shares	-4.04%	4.06%	5.83%
Dow Jones U.S. Select Dividend Index(2) (Reflects no deduction for fees, expenses or taxes)	-4.56%	9.25%	11.00%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
Blended Index - 60/25/15 hybrid of the following three indices: Dow Jones U.S. Select Dividend Index BofA Merrill Lynch Core Fixed Rate Preferred Securities Index MSCI U.S. REIT Index (Reflects no deduction for fees, expenses or taxes)	-1.88%	8.01%	9.72%

(1)	Performance shown for periods prior to March 29, 2013, reflects that of the Predecessor Fund’s Class N shares.

(2)	Previously, the Fund’s performance was compared to the S&P 500 Index and the Blended Index as its benchmarks. The Trust has elected to compare the Fund’s performance to the Dow Jones U.S. Select Dividend Index, as the Adviser believes this index is more aligned with the Fund’s investment strategy.

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